Other receivables	12 Months Ended
Dec. 31, 2022
Other Receivables
Other receivables

Note 4 – Other receivables

Other receivables consisted of the following as of December 31, 2022 and December 31, 2021.

	Year ended Dec 31, 2022	Year ended Dec 31, 2021
	(Audited)	(Audited)
Other receivables	$6,898	$37
Deposits	$4,930	$158
Prepayments	$3,318	$579,920
Total other receivables	$15,146	$580,115

As of December 31, 2022 and 2021, the amount of $15,146 and $580,115 respectively on other receivables are receivables are non-related party transactions and outstanding balances.